Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Registrant Name	EDENOR
Entity Central Index Key	0001395213
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	C1
Entity Common Stock, Shares Outstanding	906,455,100
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Class A Common Stock
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	462,292,111
Class B Common Stock
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	442,210,385	[1]
Class C Common Stock
DisclosureOfDocumentAndEntityInformationLineItems [Line Items]
Entity Common Stock, Shares Outstanding	1,952,604	[2]

[1]	Includes 31,380,871 and 23,111,131 treasury shares as of December 31, 2019 and 2018, respectively.
[2]	Relates to the Employee Stock Ownership Program Class C shares that have not been transferred.